INCOME TAXES (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 85,600	$ 1,100,000	$ 988,347
Profit tax rate, percentage	16.50%
Deferred tax assets	$ 0	0	0
Deferred tax liabilities	0	$ 0	$ 0
One tiered profit tax rate [member]
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 2,000,000
Profit tax rate, percentage	8.25%
Two tiered profit tax rate [member]
IfrsStatementLineItems [Line Items]
Profit tax rate	$ 2,000,000
Profit tax rate, percentage	16.50%